RELATED PARTY NOTES PAYABLE (Tables)	12 Months Ended
Jun. 30, 2015
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]
As at June 30, 2014, the Company had a various loans payable to directors of the Company. All loans had interest payable at the rate of 12.5% per annum and which were due upon demand. Related interest was accrued and reported in accrued expenses.

	2015	2014
Related Party notes payable	$-	$553,154

Schedule Of Directors Dees And Salaries [Table Text Block]	At June 30, 2015 and 2014, the Company had Directors Fees and Salaries owing as follows.
	2015	2014
Directors Fees and Salaries	$152,714	$740,340